Taxation (Details)	12 Months Ended				12 Months Ended													0 Months Ended	12 Months Ended																																										12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PW Hong Kong PW Software, Shanghai PW Software and PW Game Software	Dec. 31, 2013 United States Minimum	Dec. 31, 2013 United States Maximum	Dec. 31, 2013 Hong Kong	Dec. 31, 2013 Taiwan TWD	Dec. 31, 2013 Netherlands	Dec. 31, 2013 Netherlands PW Universal EUR (€)	Dec. 31, 2013 Japan	Dec. 31, 2013 Japan C&C Media	Dec. 31, 2012 Japan C&C Media	Dec. 31, 2011 Japan C&C Media	Dec. 31, 2013 Japan CCO	Dec. 31, 2012 Japan CCO	Dec. 31, 2011 Japan CCO	Jan. 02, 2008 PRC	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2009 PRC	Dec. 31, 2008 PRC	Dec. 31, 2013 PRC Maximum	Dec. 31, 2012 PRC Maximum	Dec. 31, 2011 PRC Maximum	Dec. 31, 2010 PRC Maximum	Dec. 31, 2009 PRC Maximum	Dec. 31, 2008 PRC Maximum	Dec. 31, 2013 PRC Subsidiaries and VIEs incorporated in China	Dec. 31, 2013 PRC Subsidiaries and VIEs incorporated in China Minimum	Dec. 31, 2013 PRC Subsidiaries and VIEs incorporated in China Maximum	Dec. 31, 2013 PRC PW Network	Dec. 31, 2012 PRC PW Network	Dec. 31, 2011 PRC PW Network	Dec. 31, 2010 PRC PW Network	Dec. 31, 2009 PRC PW Network	Dec. 31, 2013 PRC PW Software	Dec. 31, 2012 PRC PW Software	Dec. 31, 2011 PRC PW Software	Dec. 31, 2010 PRC PW Software	Dec. 31, 2013 PRC Shanghai PW Network	Dec. 31, 2012 PRC Shanghai PW Network	Dec. 31, 2011 PRC Shanghai PW Network	Dec. 31, 2013 PRC PW Digital Software	Dec. 31, 2012 PRC PW Digital Software	Dec. 31, 2014 PRC PW Digital Software Forecast	Dec. 31, 2013 PRC PW Digital	Dec. 31, 2012 PRC PW Digital	Dec. 31, 2014 PRC PW Digital Forecast	Dec. 31, 2013 PRC Other major China-based subsidiaries and VIEs	Dec. 31, 2013 PRC PW Game Software	Dec. 31, 2017 PRC PW Game Software Forecast	Dec. 31, 2016 PRC PW Game Software Forecast	Dec. 31, 2015 PRC PW Game Software Forecast	Dec. 31, 2013 PRC Shanghai PW Software	Dec. 31, 2013 PRC PRC subsidiaries CNY	Dec. 31, 2012 PRC PRC subsidiaries CNY	Dec. 31, 2011 PRC PRC subsidiaries CNY	Dec. 31, 2013 Malaysia PW Malaysia MYR	Dec. 31, 2013 Malaysia Perfect Play	Dec. 31, 2013 Cayman Islands	Dec. 31, 2013 Korea NGL Co., Ltd. (NGL) Minimum	Dec. 31, 2013 Korea NGL Co., Ltd. (NGL) Maximum	Dec. 31, 2013 Thailand PW Thailand
Taxation
Withholding tax accrued on undistributed earnings as of the balance sheet date																																																										26,540,876	19,645,562	76,380,924
Value added tax rate on revenues generated from oversea licensing, software development and relevant technology consulting services (as a percent)																															6.00%
Consumption tax rate (as a percent)									5.00%		5.00%
VAT rate (as a percent)									21.00%		21.00%
Business tax rate on revenues generated from online game operations (as a percent)																																3.00%	5.00%
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)																																																															0.00%
Corporate income tax rate (as a percent)	25.00%	25.00%	25.00%		15.00%	35.00%	16.50%	17.00%		25.00%		38.00%	40.70%	40.70%	38.00%	40.70%	40.70%		25.00%																																	25.00%										25.00%		11.00%	24.20%	20.00%
Corporate income tax (as a fix amount per year)																																																													20,000
Exempt taxable income, maximum amount (in new taiwan dollars)								120,000
Corporate income tax rate first bracket (as a percent)										20.00%
Maximum taxable income subject to lower income tax rate										200,000
Reduction in effective income tax rate (as a percent)																																				50.00%	50.00%	50.00%		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%			50.00%	50.00%	50.00%
Preferential tax rate (as a percent)																																		15.00%	15.00%	12.50%	12.50%	12.50%	15.00%	15.00%	15.00%	15.00%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%	12.50%			12.50%	12.50%	12.50%
Transition period for unified income tax rate																			5 years
Period of preferential tax rate for entity which established before March 16, 2007																		5 years
Withholding tax on undistributed dividends
Withholding tax rate on undistributed dividends (as a percent)																			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Withholding tax rate on undistributed dividends under tax treaty arrangement (as a percent)																									5.00%	5.00%	5.00%	5.00%	5.00%	5.00%									5.00%														5.00%				5.00%
Minimum percentage of equity interest directly owned by foreign investor to be qualified for lower withholding tax rate																			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Equity interest held (as a percent)				100.00%
Unrecognized deferred tax liabilities related to the withholding tax on undistributed earnings of the Group's VIEs	69,817,831	60,477,283
Withholding income tax expense	8,247,703	9,888,633	20,321,733